Finance and other expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance And Other Expenses [Abstract]
Finance and other expenses
8.	Finance and other expenses

	Year ended December 31,
	2021	2020	2019
	£000s	£000s	£000s
Lease liability interest expense	8	16	33
Net foreign exchange losses	44	307	130
Total Finance and other expenses	52	323	163